Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation	$ 6,056,033	$ 4,698,953	$ 3,035,122
General and Administrative Expense [Member]
Share-based compensation	6,395,451	4,533,562	2,985,112
Research and Development Expense [Member]
Share-based compensation	(217,695)	113,292	39,574
Selling and Marketing Expense [Member]
Share-based compensation	$ (121,726)	$ 52,099	$ 10,436